DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We  are  pleased  to  report  the  performance  of  the  Dreyfus Premier State
Municipal Bond Fund -- Minnesota Series for the six-month reporting period ended
October 31, 1998, as shown in the following table:

                                                                                                         Annualized

                                                                         Total Return*               Distribution Rate**
                                                                         ___________                  ________________
        Class A shares . . . . . . . . . . . . . . . . . . . .              3.95%                           4.89%

        Class B shares . . . . . . . . . . . . . . . . . . . .              3.61%                           4.60%

        Class C shares . . . . . . . . . . . . . . . . . . . .              3.43%                           4.25%

THE ECONOMY

  In the face of soaring consumer confidence and strong first-quarter economic growth, the Federal Reserve Board earlier this year refrained from increasing interest rates, partially to avoid further roiling international financial markets. In addition, the Fed evidently felt then that the economic slowdown overseas might curtail the U.S. economy to some degree, which would alleviate the need for monetary restraint. The Fed's expectations have proven to be true, and its judgment accurate. The U.S. balance of trade has worsened and there have been increasing signs of a slowdown in export-related industries. On September 29, concerns about a weakening U.S. economy caused the Federal Open Market Committee (the F.O.M.C. is the policy-making arm of the Fed) to pare the Federal Funds target rate by 25 basis points, the first reduction since January 1996. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) At that point, Fed Chairman Alan Greenspan described the economic outlook for the United States as having "weakened measurably." Two weeks later, on October 15, the F.O.M.C. again reduced its target rate by an additional 25 basis points, putting the Federal Funds rate at 5.0%.

  Despite the concerns of the Fed regarding an economic slowdown, aggregate economic statistics showed a growing and resilient economy during the reporting period. Low unemployment and negligible inflation, combined with car makers rebuilding inventory after a long strike and rising consumer incomes, resulted in solid economic growth (3.3% ) for the third quarter of this year. While a significant portion of this gain was due to inventory replenishment after the automobile strike, the overall results were still an improvement over second-quarter economic growth of 1.8%. Inflation as measured by the Consumer Price Index remained at levels not witnessed since 1963.

  The Fed' s responsibility is to enact monetary policy that is anticipatory of future economic conditions. The U.S. trade deficit has continued to widen because of the global economic slide. Slumping exports have weakened manufacturing activity since midyear and there is concern that this slackness could become more pronounced and widen into other sectors of the economy. While the increase in imports also restrains domestic production, it has helped contain inflation as well, since domestic producers are reluctant to raise prices. This provides additional flexibility for the Fed to lower interest rates still further. So far, economic problems overseas have not caused any measurable reaction in the U.S. labor market. Only the growth rate in new jobs has eased from its torrid pace earlier in the year. The unemployment rate has remained near 30-year lows and worker inflation-adjusted take-home pay has been rising. The condition of the labor market is a key determinant of consumer confidence which, of course, relates directly to consumer spending, a force that accounts for two thirds of all economic activity. Business spending has shown signs of weakness, so the role of the consumer will be of even greater importance in the future. It is significant that measures of consumer confidence have receded from earlier record high levels, largely because of concerns about the volatility of financial markets.

MARKET ENVIRONMENT

  The environment for fixed income securities during the past six months has been extremely positive, continuing a trend toward lower long-term interest rates that began in the spring of 1997. As has been the case for much of this decline in rates, economic fundamentals have not been a primary influence on the bond market. They have been pushed aside by other factors which created a flight to quality into U.S. Government securities as a safe haven, while many other markets were in temporary disarray. The primary engine for lower rates has been the economic crisis which began in Asia and has since spread to Russia and Latin America, and now appears to be impacting the U.S. economy. The threat of an economic slowdown in the U.S., coupled with a potential credit crunch, forced the Fed to lower the Federal Funds target rate 25 basis points twice in a two week span (September 29 and October 15) in order to buy some insurance against a possible U.S. recession in 1999. It is likely that the Fed will maintain an accommodative stance toward interest rates in the near future as the current global economic slump shows no sign of ending.

  Municipal securities benefited from the general decline in interest rates during the period, although to a lesser degree than U.S. Treasuries. The fact that municipals do not command safe-haven status, combined with a general decrease in demand as long tax-free bonds yield less than 5%, were the primary reasons for the underperformance versus U.S. Treasuries. Also, many corporate-backed municipals performed poorly, due to reduced earnings prospects in a slower economy. This underperformance can easily be seen as the municipal/Treasury yield ratio (as measured by the Bond Buyer Revenue Bond Index/30- year Treasury yield) increased from 93% to 101%. The combination of attractive yields relative to Treasuries, a slowing economy, and a bias toward lower short-term interest rates bodes well for municipal securities going forward.

PORTFOLIO OVERVIEW

  The primary objective in managing the portfolio continues to be the realization of income exempt from both Federal and Minnesota income taxes. In
pursuing   this   goal,   the   Fund   maintains   a  nucleus  of  high-coupon,
income-generating securities which produce an attractive level of tax-free income, while providing stability during flat to declining markets. However, as the trend toward lower interest rates has become more pronounced, strategy has also focused on lengthening the duration of the portfolio to capture more price appreciation should interest rates continue to decline as we anticipate

  We view credit spreads as too narrow to justify adding lower quality securities in a slowing economic environment. At present, approximately 54% of the Fund is invested in securities which are rated "AAA" and 93% is invested in those rated "A" or better, virtually unchanged from the start of the period

  While it is difficult, at best, to predict the future of interest rates, we feel the portfolio is well balanced at the present. We will continue to follow our long-term objectives and monitor the volatile investment climate in order to position the portfolio accordingly.

               Sincerely,



               {Richard J. Moynihan signature]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

November 16, 1998

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Income may be subject to state and local income taxes for non-Minnesota residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period, (annualized) divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--100.3%                                                            Amount            Value
-------------------------------------------------------                                        ______________    ______________

Anoka County:

  RRR (Northern States Power Co.):
       4.50%, 12/1/2007 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     1,150,000    $    1,497,735

       7.15%, 12/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,150,000         1,206,729

   SWDR  (United Power Association Project)

       6.95%, 12/1/2008 (Guaranteed; National Rural Utilities Cooperative Finance Corp.) . .        3,825,000         4,076,379

Brooklyn Park 5.85%, 2/1/2016 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . .          1,425,000         1,539,427

Burnsville, MFHR Refunding (Coventry Court Apartments) 7.50%, 9/1/2027 (Insured; FHA) (b). .        2,250,000         2,331,135

Dakota County Housing and Redevelopment Authority, South Saint Paul Revenue,
Refunding

   (Single Family-GNMA Program) 8.10%, 9/1/2012  . . . . . . . . . . . . . . . . . . . . .             95,000            98,010

Duluth Economic Development Authority, Health Care Facilities Revenue

  (Benedictine Health-Saint Mary's Project)

   8.375%, 2/15/2020 (Prerefunded) 2/15/2000 (c) . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,702,375

Eagan, MFHR Refunding (Forest Ridge Apartments) 7.50%, 9/1/2017 (Insured; FHA) . . . . . .          1,000,000         1,035,380

Eden Prairie, MFHR, Refunding:

   (Eden Investments Project) 7.40%, 8/1/2025 (Insured; FHA) . . . . . . . . . . . . . . .            500,000           524,100

   (Welsh Parkway Apartments) 8%, 7/1/2026 (Insured;  FHA) . . . . . . . . . . . . . . . .          2,795,000         2,982,461

Edina:

   Hospital Systems Revenue (Fairview Hospital)  7.125%, 7/1/2006 (Prerefunded 7/1/1999) (c)        1,000,000         1,047,480

   Housing Development Revenue, Refunding (Edina Park Plaza Project)

       7.70%, 12/1/2028 (Insured; FHA) . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,592,900

Harmony, MFHR, Refunding (Zedakah Foundation Project) 5.95%, 9/1/2020. . . . . . . . . . .          1,235,000         1,290,069

Hastings, Health Care Facility Revenue (Regina Medical Center)

   5.30%, 9/15/2028 (Insured; ACA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         1,992,440

Hubbard County, SWDR (Potlatch Corp. Project)

   7.375%, 8/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,041,450

Inver Grove Heights Independent School District Number 199 5.75%, 2/1/2017 . . . . . . . .          2,225,000         2,352,292

Mahtomedi Independent School District Number 832

   Zero Coupon, 2/1/2017 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .          1,275,000           518,568

Minneapolis:

   Zero Coupon, 12/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,825,000           850,924

   Home  Ownership Program 7.10%, 6/1/2001 . . . . . . . . . . . . . . . . . . . . . . . .            610,000           646,826

   HR (Lifespan Inc.-Minneapolis Children's Medical Center Project)

       7%, 12/1/2020 (Prerefunded 6/1/2001) (c)  . . . . . . . . . . . . . . . . . . . . .          5,650,000         6,220,933

   MFHR, Refunding (Churchill Apartments Project) 7.05%, 10/1/2022 (Insured; FSA)  . . . .          4,000,000         4,324,200

   MFMR (Seward Towers Project) 7.375%, 12/20/2030 (Collateralized; GNMA)  . . . . . . . .          2,350,000         2,475,984

Minneapolis Community Development Agency, Ltd. Tax Support
   Development Revenue:

       8%, 12/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            300,000           315,327

       7.75%, 12/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,755,000         2,996,751

       7.40%, 12/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,214,640

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                        ______________    ______________

Minneapolis-Saint Paul Housing and Redevelopment Authority,

  Health Care Systems Revenue:

       8%, 8/15/2014 Prerefunded 8/15/2000) (c)  . . . . . . . . . . . . . . . . . . . . .    $     3,000,000    $    3,290,820

       (Group Health Plan Inc., Project) 6.75%, 12/1/2013  . . . . . . . . . . . . . . . .          2,750,000         2,988,232

Minneapolis-Saint Paul Housing Finance Board, SFMR:

   8.875%, 11/1/2018 (Collateralized; GNMA)  . . . . . . . . . . . . . . . . . . . . . . .             90,000            92,010

   8.30%, 8/1/2021(Collateralized; GNMA) . . . . . . . . . . . . . . . . . . . . . . . . .            265,000           270,917

   7.30%, 8/1/2031 (Collateralized; GNMA)  . . . . . . . . . . . . . . . . . . . . . . . .          5,280,000         5,572,565

Minneapolis-Saint Paul Metropolitan Airports Commission, Airport Revenue 5%, 1/1/2016. . .          4,600,000         4,597,056

Minneapolis Special School District Number 001, COP:

   5.375%, 2/1/2014 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,050,190

   5.90%, 2/1/2017 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,400,000         4,757,192

   5.65%, 2/1/2018 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,300,000         1,384,214

State of Minnesota (Duluth Airport) 6.25%, 8/1/2014. . . . . . . . . . . . . . . . . . . .          2,500,000         2,748,325

Minnesota Agricultural and Economic Development Board,
   Minnesota Small Business Development Loan Revenue 8.125%, 8/1/2009  . . . . . . . . . .            500,000           508,065

Minnesota Higher Education Facilities Authority, College and University Revenue

   (Bethel College and Seminary) 5.10%, 4/1/2019 (LOC; Allied Irish Bank PLC)  . . . . . .          4,100,000         4,121,156

   (College at Saint Benedict) 5.35%, 3/1/2020 . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,006,340

   (University of Saint Thomas):

       5.35%, 4/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,026,190

       5.40%, 4/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,200,000         2,265,098

Minnesota Housing Finance Agency, Revenue:

   Rental Housing 6.10%, 8/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,065,000         2,089,759

   Single Family Mortgage:

       7.90%,  7/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,485,000         1,519,200

       7.45%, 7/1/2022  (Insured; FHA) . . . . . . . . . . . . . . . . . . . . . . . . . .          2,685,000         2,851,497

       6.95%, 7/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,660,000         2,858,968

Minneapolis Public Facilities Authority, Water Pollution Control Revenue:

   7.10%, 3/1/2012 (Prerefunded 3/1/2000) (c)  . . . . . . . . . . . . . . . . . . . . . .          2,350,000         2,507,074

   6.95%, 3/1/2013 (Prerefunded 3/1/2001) (c)  . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,279,240

   6.50%, 3/1/2014 (Prerefunded 3/1/2001) (c)  . . . . . . . . . . . . . . . . . . . . . .          5,200,000         5,749,588

   5.00%, 3/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,020,000         1,020,857

Northern Municipal Power Agency, Electric Systems Revenue, Refunding:

   5.30%, 1/1/2021 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000        1,030, 980

   Refunding:

       4.75%, 1/1/2020 (Insured: AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . .          3,900,000         3,795,636

       Residual Certificates 7.185%, 1/1/2016 (Insured; FSA) . . . . . . . . . . . . . . .          6,765,000         7,436,494

City of Red Wing, Health Care Facilities Revenue, Refunding

   (River Region Obligation Group) 6.50%, 9/1/2022 . . . . . . . . . . . . . . . . . . . .          3,445,000         3,716,983

Rosemount Independent School District Number 196

   Zero Coupon, 4/1/2014 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         1,439,370

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                        ______________    ______________

Saint Cloud, Hospital Facilities Revenue (The Saint Cloud Hospital)

   7%, 7/1/2020 (Insured; AMBAC) (Prerefunded 7/1/2001) (c)  . . . . . . . . . . . . . . .    $     1,000,000    $    1,103,510

Saint Paul Housing and Redevelopment Authority, Revenue:

  Hospital (HealthEast Project):

       5.70%, 11/1/2015 (Insured; ACA) . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,111,140

       5.85%, 11/1/2017 (Insured; ACA) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,055,230

   Single Family Mortgage, Refunding 6.90%, 12/1/2021 (Insured; FNMA)  . . . . . . . . . .          2,490,000         2,642,811

Sartell, PCR, Refunding (Champion International Corp. Project) 6.95%, 10/1/2012  . . . . .          5,000,000         5,404,850

Seaway Port Authority of Duluth, Industrial Development Dock and Wharf Revenues

   Refunding (Cargill Inc. Project) 6.80%, 5/1/2012  . . . . . . . . . . . . . . . . . . .          3,000,000         3,296,250

Southern Minnesota Municipal Power Agency, Power Supply System Revenue:

   Zero Coupon, 1/1/2025 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .          5,255,000         1,418,272

   Zero Coupon, 1/1/2026 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .         15,530,000         3,974,127

   Refunding Zero Coupon, 1/1/2027 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . .          4,800,000         1,168,224

University of Minnesota, College and University Revenue, Refunding 5.50%, 7/1/2021 . . . .          5,925,000         6,454,991

Washington County Housing and Redevelopment Authority, Hospital Facility Revenu

  (HealthEast Project):

       5.375%, 11/15/2018 (Insured; ACA) . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,044,000

       5.50%, 11/15/2027 (Insured; ACA)  . . . . . . . . . . . . . . . . . . . . . . . . .          2,455,000         2,501,522

Western Minnesota Municipal Power Agency, Electric Power and Light Revenue,

   Refunding 5.50%, 1/12012 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,081,260

White Bear Lake Independent School District Number 624  5.75%,  2/1/2017 . . . . . . . . .          1,265,000         1,340,546

                                                                                                                _______________

TOTAL INVESTMENTS

   (cost $152,028,198)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              100.3%       $162,445,264
                                                                                                      _______   _______________


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . .               (.3%)    $     (557,060)
                                                                                                      _______   _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              100.0%       $161,888,204
                                                                                                      _______   _______________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------


Summary of Abbreviations (Unaudited)
-----------------------------------------------------------------------------
ACA         American Capital Assurance                              MBIA        Municipal Bond Investors Assurance

AMBAC       American Municipal Bond Assurance Corporation                         Insurance Corporation

COP         Certificate of Participation                            MFHR        Multi-Family Housing Revenue

FHA         Federal Housing Administration                          MFMR        Multi-Family Mortgage Revenue

FNMA        Federal National Mortgage Association                   PCR         Pollution Control Revenue

FSA         Financial Security Assurance                            RRR         Resources Recovery Revenue

GNMA        Government National Mortgage Association                SFMR        Single Family Mortgage Revenue

HR          Hospital Revenue                                        SWDR        Solid Waste Disposal Revenue

LOC         Letter of Credit

Summary of Combined Ratings
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
______                             _______                           ________________                _________________
AAA                                Aaa                               AAA                                  53.7%

AA                                 Aa                                AA                                   21.7

A                                  A                                 A                                    18.1

BBB                                Baa                               BBB                                   6.2

Not Rated (d)                      Not Rated (d)                     Not Rated (d)                          .3

                                                                                                        _______

                                                                                                         100.0%
                                                                                                        _______



Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Purchased on a delayed-delivery basis.

(b) Security held in a segregated account for the purpose of collateralizing delayed-delivery security.

(c) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date

(d) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                                               OCTOBER 31, 1998 (UNAUDITED)

                                                                                                     Cost             Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $152,028,198      $162,445,264

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              179,085

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            2,545,358

                                 Receivable for shares of Beneficial Interest subscribed . .                            107,880

                                 Receivable for investment securities sold . . . . . . . .                               97,909

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                                5,095

                                                                                                                _______________

                                                                                                                    165,380,591

                                                                                                                _______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               75,673

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               48,092

                                 Payable for investment securities purchased . . . . . . .                            3,196,194

                                 Payable for shares of Beneficial Interest redeemed  . . .                              150,266

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               22,162

                                                                                                                _______________

                                                                                                                      3,492,387

                                                                                                                _______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $161,888,204

                                                                                                                _______________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $151,079,932

                                 Accumulated net realized gain (loss) on investments . . .                              391,206

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                           10,417,066

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $161,888,204

                                                                                                                _______________



                           NET ASSET VALUE PER SHARE
                              --------------------

                                                                               Class A             Class B           Class C
                                                                            ______________      ______________   _______________
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $129,965,451       $  30,820,623    $    1,102,130

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . .           8,385,422           1,985,287            71,008

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . .              $15.50              $15.52            $15.52
                                                                                   _______             _______           _______





                      See notes to financial statements.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                                                              SIX MONTHS ENDED
                                                                                               OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                 $4,832,464

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .          $   440,514

                                 Shareholder servicing costs--Note 3(c)  . . . . .              254,719

                                 Distribution fees--Note 3(b)  . . . . . . . . . .               77,316

                                 Professional fees . . . . . . . . . . . . . . . .                9,812

                                 Custodian fees  . . . . . . . . . . . . . . . . .                7,754

                                 Prospectus and shareholders' reports  . . . . . .                5,367

                                 Registration fees . . . . . . . . . . . . . . . .                2,676

                                 Trustees' fees and expenses--Note 3(d)  . . . . .                1,576

                                 Loan commitment fees--Note 2  . . . . . . . . . .                  381

                                 Miscellaneous . . . . . . . . . . . . . . . . . .                5,157

                                                                                           ____________

                                    Total Expenses . . . . . . . . . . . . . . . .                                    805,272

                                                                                                                  ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  4,027,192

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . .          $   689,153

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .            1,291,585

                                                                                           ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                  1,980,738

                                                                                                                  ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                 $6,007,930

                                                                                                                  ___________










                      See notes to financial statements.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended

                                                                                           October 31, 1998          Year Ended

                                                                                             (Unaudited)           April 30, 1998
                                                                                           _______________          _____________

OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    4,027,192       $    8,186,701

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .               689,153              363,867

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .             1,291,585            2,446,953

                                                                                           _______________       ______________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . .             6,007,930           10,997,521

                                                                                           _______________       ______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (3,325,658)          (6,834,721)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (684,951)          (1,326,960)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (16,583)             (25,020)

   Net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                    (16,629)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                     (3,601)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                        (94)

                                                                                           _______________       ______________

             Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (4,027,192)          (8,207,025)

                                                                                           _______________       ______________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,415,738            5,462,533

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,995,399            3,686,719

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               435,329              622,715

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,037,806            4,245,838

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               437,159              836,985

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                13,397               18,241

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (6,218,305)         (14,941,030)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,538,407)          (2,427,267)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (20,170)            (287,817)

                                                                                           _______________       ______________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions  .             4,557,946           (2,783,083)

                                                                                           _______________       ______________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .             6,538,684                7,413

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           155,349,520          155,342,107

                                                                                           _______________       ______________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $161,888,204         $155,349,520

                                                                                           _______________       ______________






                      See notes to financial statements.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                          Shares
                                                                                              ________________________________

                                                                                           Six Months Ended

                                                                                           October 31, 1998          Year Ended

                                                                                             (Unaudited)           April 30, 1998
                                                                                           _______________          _____________
CAPITAL SHARE TRANSACTIONS:

  Class A

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         415,244              356,989

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .         131,588              276,670

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (401,733)             (975,447)

                                                                                               _________            _________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .         145,099             (341,788)
                                                                                               _________            _________



  Class B

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         193,108              240,321

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .          28,183               54,439

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (99,553)            (157,971)

                                                                                               _________            _________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .         121,738              136,789

                                                                                               _________            _________
  Class C

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          27,937               40,658

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .             863                1,185

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,307)             (18,723)

                                                                                               _________            _________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .          27,493               23,120

                                                                                               _________            _________








                      See notes to financial statements.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                    Class A Shares
                                                        _________________________________________________________________________

                                                 Six Months Ended
                                                 October 31, 1998                           Year Ended April 30,
                                                                      _______________________________________________________

PER SHARE DATA:                                   (Unaudited)       1998         1997         1996          1995         1994
                                                     __________    _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . . . .     $15.30       $15.03       $14.98       $14.90        $14.72       $15.31
                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .        .40          .82          .82          .82           .83          .87

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .        .20          .27          .09          .08           .18         (.53)

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .        .60         1.09          .91          .90          1.01          .34

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.40)        (.82)        (.82)        (.82)         (.83)        (.87)

   Dividends from net realized gain on investments . .     --           --         (.04)          --            --         (.06)

                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . .       (.40)        (.82)        (.86)        (.82)         (.83)        (.93)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $15.50       $15.30       $15.03       $14.98        $14.90       $14.72

                                                      _______      _______      _______      _______       _______      _______


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . .       7.84%(2)     7.36%        6.16%        6.11%         7.14%        2.08%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .        .91%(2)      .90%         .91%         .90%          .90%         .80%

   Ratio of net investment income
       to average net assets . . . . . . . . . . .       5.13%(2)     5.32%        5.42%        5.41%         5.68%        5.61%

   Decrease reflected in above expense ratios due
       to undertakings by the Manager  . . . . . .         --           --           --           --           .01%         .11%

   Portfolio Turnover Rate . . . . . . . . . . . .      27.48%(3)    13.37%       25.82%       35.47%        51.95%      (12.21%)

   Net Assets, end of period (000's Omitted) . . .   $129,965     $126,115     $129,031     $138,058      $145,444     $155,657

---------

(1) Exclusive of sales load.

(2) Annualized.

(3) Not annualized.





                      See notes to financial statements.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                    Class B Shares
                                                        _________________________________________________________________________

                                                 Six Months Ended
                                                 October 31, 1998                           Year Ended April 30,
                                                                      _______________________________________________________

PER SHARE DATA:                                   (Unaudited)       1998         1997         1996          1995         1994
                                                     __________    _______      _______      _______       _______      _______

   Net asset value, beginning of period  . . . . .     $15.33       $15.06       $15.01       $14.92        $14.74       $15.32

                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .        .36          .74          .74          .74           .75          .78

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .        .19          .27          .09          .09           .18         (.52)

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .        .55         1.01          .83          .83           .93          .26

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.36)        (.74)        (.74)        (.74)         (.75)        (.78)

   Dividends from net realized gain on investments . .     --           --         (.04)          --            --         (.06)

                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . .       (.36)        (.74)        (.78)        (.74)         (.75)        (.84)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $15.52       $15.33       $15.06       $15.01        $14.92       $14.74

                                                      _______      _______      _______      _______       _______      _______


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . .       7.16%(2)     6.79%        5.60%        5.62%         6.57%        1.55%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .       1.42%(2)     1.42%        1.44%        1.43%         1.44%        1.38%

   Ratio of net investment income
       to average net assets . . . . . . . . . . .       4.61%(2)     4.79%        4.90%        4.87%         5.13%        4.91%

   Decrease reflected in above expense ratios due
       to undertakings by the Manager  . . . . . .         --           --           --           --           .01%         .09%

   Portfolio Turnover Rate . . . . . . . . . . . .      27.48%(3)    13.37%       25.82%       35.47%        51.95%      (12.21%)

   Net Assets, end of period (000's Omitted) . . .    $30,821      $28,568      $26,004      $25,617       $23,217      $21,004

---------

(1) Exclusive of sales load.

(2) Annualized.

(3) Not annualized.



                      See notes to financial statements.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                                 Class C Shares
                                                                             ________________________________________________

                                                                          Six Months Ended

                                                                          October 31, 1998            Year Ended April 30,
                                                                                              _______________________________

PER SHARE DATA:                                                              (Unaudited)   1998         1997         1996(1)

                                                                            _________     _______      _______       _______
                                                                                                                      C
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .    $15.33       $15.06       $15.01        $14.96
                                                                             _______       ______       ______        ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . .      .33           .69          .70           .50

   Net realized and unrealized gain (loss) on investments  . . . . . . . .      .19           .27          .09           .05
                                                                            _______        ______       ______        ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .      .52           .96          .79           .55
                                                                            _______        ______       ______        ______
   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .     (.33)         (.69)        (.70)         (.50)

   Dividends from net realized gain on investments . . . . . . . . . . . .       --           --          (.04)           --
                                                                            _______        ______       ______        ______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . .     (.33)         (.69)        (.74)         (.50)
                                                                            _______        ______       ______        ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .   $15.52        $15.33       $15.06        $15.01
                                                                            _______        ______       ______        ______

TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . . . . . .     6.80%(3)      6.46%        5.34%         5.15%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .     1.75%(3)      1.73%        1.67%         1.42%(3)

   Ratio of net investment income to average net assets  . . . . . . . . .     4.22%(3)      4.40%        4.62%         4.00%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . .    27.48%(4)     13.37%       25.82%        35.47%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .   $1,102          $667         $307          $373

---------

(1)  From August 15, 1995 (commencement of initial offering) to April 30, 1996.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.








                      See notes to financial statements.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company and operates as a series company currently offering thirteen series, including the Minnesota Series (the "Fund"). The Fund' s investment objective is to maximize current income exempt from Federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class C shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the custody agreement, the Fund received net earnings credits of $512 during the period ended October 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $315,000 available for Federal income taxes purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 1998. If not applied, the carryover expires in fiscal 2005.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average daily net assets and is payable monthly.

  Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $26 during the period ended October 31, 1998, from commissions earned on sales of the Fund's shares.

  (B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of
Class C shares. During the period ended October 31, 1998, Class B and Class C shares were charged $74,370 and $2,946, respectively, pursuant to the Distribution Plan.

  (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MINNESOTA SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, Class A, Class B and Class C shares were charged $162,067, $37,185 and $982, respectively, pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $35,113 pursuant to the transfer agency agreement.

  (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Trust anannual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period October 31, 1998 amounted to $53,963,269 and $43,021,583, respectively.

  At October 31, 1998, accumulated net unrealized appreciation on investments was $10,417,066, consisting of $10,523,948 gross unrealized appreciation and $106,882 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS PREMIER STATE MUNICIPAL

BOND FUND, MINNESOTA SERIES

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                         055/618SA9810

                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

                             DREYFUS PREMIER STATE

                              MUNICIPAL BOND FUND

                               MINNESOTA SERIES
-------------------------------------------------------------------------------

                               OCTOBER 31, 1998

                                   [reg.tm dreyfus lion logo]